Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2021
Entity Registrant Name	EUROPACIFIC GROWTH FUND
Entity Central Index Key	0000719603
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 12, 2021
Document Effective Date	Jun. 01, 2021
Prospectus Date	Jun. 01, 2021
EUROPACIFIC GROWTH FUND | Class A
Prospectus:
Trading Symbol	AEPGX
EUROPACIFIC GROWTH FUND | Class R-1
Prospectus:
Trading Symbol	RERAX
EUROPACIFIC GROWTH FUND | Class R-2
Prospectus:
Trading Symbol	RERBX
EUROPACIFIC GROWTH FUND | Class R-3
Prospectus:
Trading Symbol	RERCX
EUROPACIFIC GROWTH FUND | Class R-4
Prospectus:
Trading Symbol	REREX
EUROPACIFIC GROWTH FUND | Class R-5
Prospectus:
Trading Symbol	RERFX
EUROPACIFIC GROWTH FUND | Class C
Prospectus:
Trading Symbol	AEPCX
EUROPACIFIC GROWTH FUND | Class F-1
Prospectus:
Trading Symbol	AEGFX
EUROPACIFIC GROWTH FUND | Class 529-A
Prospectus:
Trading Symbol	CEUAX
EUROPACIFIC GROWTH FUND | Class 529-C
Prospectus:
Trading Symbol	CEUCX
EUROPACIFIC GROWTH FUND | Class 529-E
Prospectus:
Trading Symbol	CEUEX
EUROPACIFIC GROWTH FUND | Class 529-F-1
Prospectus:
Trading Symbol	CEUFX
EUROPACIFIC GROWTH FUND | Class F-2
Prospectus:
Trading Symbol	AEPFX
EUROPACIFIC GROWTH FUND | Class R-6
Prospectus:
Trading Symbol	RERGX
EUROPACIFIC GROWTH FUND | Class R-2E
Prospectus:
Trading Symbol	REEBX
EUROPACIFIC GROWTH FUND | Class R-5E
Prospectus:
Trading Symbol	RERHX
EUROPACIFIC GROWTH FUND | Class F-3
Prospectus:
Trading Symbol	FEUPX
EUROPACIFIC GROWTH FUND | Class 529-T
Prospectus:
Trading Symbol	TEUGX
EUROPACIFIC GROWTH FUND | Class T
Prospectus:
Trading Symbol	TEUPX
EUROPACIFIC GROWTH FUND | Class 529-F-2
Prospectus:
Trading Symbol	FUEPX
EUROPACIFIC GROWTH FUND | Class 529-F-3
Prospectus:
Trading Symbol	FEPUX